Derivative Financial Instruments and Hedging - Schedule of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	$ 5.6	$ 3.4
Fair value of derivative liability	7.5	10.4
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	5.6	3.0
Fair value of derivative liability	7.5	10.4
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	0.0	0.4
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	0.0	0.6
Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Prepaid expenses and other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	0.0	0.4
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	0.3	0.2
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	1.2	0.3
Nickel and other raw material contracts [Member] | Designated as Hedging Instrument [Member] | Prepaid expenses and other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	4.4	1.2
Nickel and other raw material contracts [Member] | Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	1.2	0.8
Nickel and other raw material contracts [Member] | Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	2.5	6.8
Nickel and other raw material contracts [Member] | Designated as Hedging Instrument [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	0.0	2.1
Natural gas contracts [Member] | Designated as Hedging Instrument [Member] | Prepaid expenses and other current assets [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	0.0	0.8
Natural gas contracts [Member] | Designated as Hedging Instrument [Member] | Other Assets [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative asset	0.0	0.2
Natural gas contracts [Member] | Designated as Hedging Instrument [Member] | Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	2.5	0.1
Natural gas contracts [Member] | Designated as Hedging Instrument [Member] | Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative liability	$ 1.0	$ 0.3